Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued Operations

Note 14. Discontinued Operations

(a)	Background and Nature of Discontinued Operations

During the year ended December 31, 2025, the Company completed a strategic shift in its business focus by exiting its grocery segment in Singapore (the “SG Grocery Business”) and reallocating resources toward its higher-margin travel and related services business.

The SG Grocery Business historically comprised the sale and distribution of consumer goods through online and offline channels, including warehousing, logistics and last-mile delivery operations.

Management determined that the disposal of the SG Grocery Business represents a strategic shift that has a major effect on the Company’s operations and financial results. Accordingly, the results of this component have been presented as discontinued operations in accordance with ASC 205-20.

(b)	Date and Manner of Disposal

The Company completed the disposal of the SG Grocery Business during the year ended December 31, 2025 through the sale of its Singapore grocery-related operations and associated assets to a third party.

Following the disposal:

-	the Company has ceased all grocery operations in Singapore;

-	the Company does not retain any significant continuing involvement in the disposed business; and

-	the Company does not have significant continuing cash flows from the disposed component.

Accordingly, the disposal qualifies for discontinued operations presentation under US GAAP.

(c)	Results of Discontinued Operations

The results of the SG Grocery Business have been reclassified and presented as discontinued operations in the consolidated statements of operations for all periods presented.

Costs directly attributable to the discontinued operations have been fully allocated. For shared costs, including general and administrative expenses, allocations have been made based on the nature of the expenses, including employee function, asset utilization, and operational relevance.

In addition, the Company recorded expected credit loss allowances relating primarily to trade receivables and advances to suppliers associated with the wind-down of the grocery operations, reflecting aging balances and uncertainties in recoverability.

During the year ended December 31, 2025, the Company recognized a loss on disposal of discontinued operations of approximately $78,997. This amount is included within loss from discontinued operations in the consolidated statements of operations and is presented as an adjustment to reconcile net loss to net cash used in operating activities in the consolidated statements of cash flows.

(d)	Cash Flow Impact of Disposal

During the year ended December 31, 2025, the Company received proceeds of approximately $429,327 from the disposal of assets related to the discontinued grocery operations. Such proceeds have been presented as cash flows from investing activities in the consolidated statements of cash flows.

(e)	Reassessment of Disposal Disclosures

Management has reassessed the level of detail presented in prior disclosures relating to disposals.

In accordance with US GAAP and based on materiality considerations, detailed disclosures of disposals have been limited to those that:

-	relate to components classified as discontinued operations; or

-	have a continuing impact on the Company’s financial position, results of operations or cash flows.

Disposals that do not have a continuing financial impact on the periods presented have been streamlined or omitted to improve clarity and relevance of the financial statements.

(f)	Continuing Operations

The Company’s remaining businesses, including travel services, MICE and advisory services, and platform-based operations, are presented as continuing operations.

The Company’s grocery operations in Indonesia have not been classified as discontinued operations, as management has not committed to a disposal plan and continues to evaluate strategic alternatives, including potential sale, restructuring, or restart of operations. Accordingly, these operations do not meet the criteria for classification as discontinued operations under ASC 205-20.

(g)	Financial Information of Discontinued Operations

The following table sets forth certain discontinued operational data for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
Revenues	$2,269,330	$7,434,023	$10,848,938
Cost of revenues	(2,027,538)	(5,725,852)	(9,023,652)
Gross profit	241,792	1,708,171	1,825,286

Operating expenses
Selling and distribution expenses	(524,957)	(1,311,713)	(1,606,565)
General administrative expenses	(2,697,067)	(3,389,724)	(3,998,903)
Share-based compensation	-	-	-
Total operating expenses	(3,222,024)	(4,701,437)	(5,605,468)

Loss from operations	(2,980,232)	(2,993,266)	(3,780,182)

Other income (expense)
Other income	-	-	-
Finance costs	(120,778)	(370,681)	(279,867)
Total other income (expense), net	(120,778)	(370,681)	(279,867)

Loss before income taxes	(3,101,010)	(3,363,947)	(4,060,049)
Income taxes	-	-
Net loss from discontinued operations, net of tax	(3,101,010)	(3,363,947)	(4,060,049)